Goodwill and Other Intangible Assets - Expected Future Amortization (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 6
2025	6
2026	6
2027	6
2028	$ 2